Kirkpatrick & Lockhart LLP                       1800 Massachusetts Avenue, N.W.
                                                 Second Floor
                                                 Washington, DC 20036-1800
                                                 202.778.9000
                                                 www.kl.com


                                                 Francine J. Rosenberger
                                                 202.778.9187
                                                 Fax:  202.778.9100
                                                 francine.rosenberger@kl.com


January 6, 2000

EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   Heritage Series Trust
                  File Nos. 33-57986 and 811-7470
                  -------------------------------

Dear Sir or Madam:

      Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus used with respect to the above Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 23 ("PEA No. 23") to its Registration Statement on Form N-1A and that PEA No. 23 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

                                     Very truly yours,


                                     /s/ Francine J. Rosenberger
                                     ----------------------------
                                     Francine J. Rosenberger

Attachments

cc:  Donald H. Glassman
      Heritage Asset Management, Inc.